Notes Payable - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 28, 2020	Apr. 06, 2020	Dec. 31, 2021
Loan term	2 years
Loan forgiveness, description	The PPP Loan amount may be eligible for forgiveness in the event that (i) at least 75% of the PPP Loan proceeds are used to cover payroll costs and the remainder is used for mortgage interest, rent and utility costs over the eight-week period after the PPP Loan is made, and (ii) the number of employees and compensation levels are generally maintained.
Outstanding principal written off			$ 100
Outstanding accrued and unpaid interest written off			100
Gain on extinguishment of debt			121
Relief loan [Member]
Interest rate		2.00%
Related party loan		$ 500
Debt Instrument, Maturity Date		Apr. 06, 2022
Pay Check Protection Program [Member]
Loan funding	$ 100
Gain on extinguishment of debt			$ 100